Derivative financial instruments - Credit default swaps (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Financial instruments
Fair Value, Total, Assets	$ 24,101	$ 24,033
Fair Value, Total, Liabilities	(24,407)	(25,375)
Parent Entity
Financial instruments
Fair Value, Total, Assets	23,562	23,823
Fair Value, Total, Liabilities	(24,229)	(24,911)
Credit default swaps
Financial instruments
Notional Amount	13,536	10,907
Fair Value, Total, Assets	102	79
Fair Value, Total, Liabilities	(101)	(78)
Credit default swaps | Parent Entity
Financial instruments
Notional Amount	13,536	10,907
Fair Value, Total, Assets	102	79
Fair Value, Total, Liabilities	(101)	(78)
Credit protection bought
Financial instruments
Notional Amount	6,895	5,630
Fair Value, Total, Assets	3	5
Fair Value, Total, Liabilities	(101)	(78)
Credit protection bought | Parent Entity
Financial instruments
Notional Amount	6,895	5,630
Fair Value, Total, Assets	3	5
Fair Value, Total, Liabilities	(101)	(78)
Credit protection sold
Financial instruments
Notional Amount	6,641	5,277
Fair Value, Total, Assets	99	74
Credit protection sold | Parent Entity
Financial instruments
Notional Amount	6,641	5,277
Fair Value, Total, Assets	$ 99	$ 74